Earnings per Share - Summary of Earnings Per Share (Detail) - CAD ($) $ / shares in Units, shares in Thousands, $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2021	Jan. 31, 2021	Apr. 30, 2020	Apr. 30, 2021	Apr. 30, 2020
Basic earnings per share
Net income attributable to equity shareholders	$ 1,647	$ 1,621	$ 400	$ 3,268	$ 1,605
Less: Preferred share dividends and distributions on other equity instruments	51	30	30	81	61
Net income attributable to common shareholders	$ 1,596	$ 1,591	$ 370	$ 3,187	$ 1,544
Weighted-average common shares outstanding (thousands)	448,455	447,281	444,739	447,859	444,997
Basic earnings per share	$ 3.56	$ 3.56	$ 0.83	$ 7.12	$ 3.47
Diluted earnings per share
Net income attributable to common shareholders	$ 1,596	$ 1,591	$ 370	$ 3,187	$ 1,544
Weighted-average common shares outstanding (thousands)	448,455	447,281	444,739	447,859	444,997
Add: Stock options potentially exercisable (1) (thousands)	796	502	302	628	439
Add: Equity-settled consideration (thousands)	94	146	147	134	174
Weighted-average diluted common shares outstanding (thousands)	449,345	447,929	445,188	448,621	445,610
Diluted earnings per share	$ 3.55	$ 3.55	$ 0.83	$ 7.10	$ 3.46